                            THE GNMA FUND INVESTMENT
                           ACCUMULATION PROGRAM, INC.

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002

To Our Shareholders:

    We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six-month period ended June 30, 2002.

    During the period, the Program generated net investment income of 5.71% as an annualized percentage of average net assets and paid dividends of $.61 per share.

    During the period, interest rates on 30 year Treasury securities fluctuated from a low of 5.34% in January to a high of 5.83% in April. GNMA current coupons purchased for the Program fluctuated between 6.00% to 6.50% during the period. Principal paydowns of the GNMA pools held in the Program averaged $3.7 million per month during the first six months of 2002. Purchases of Program shares averaged $1.3 million per month and redemptions averaged $2.0 million per month, during the first six months of 2002.

    Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in Short Term Treasury Bills. This contributed $13,336 of income to the Program.

    This Program should continue to provide a good means of compounding distributions form your unit trust holdings through its monthly dividend, and barring any dramatic change in interest rates should provide investors with attractive returns in the future.

    Thank you for including Defined Asset Funds and The GNMA Fund Investment Accumulation Program, Inc. among your investment portfolio.

OFFICERS AND DIRECTORS                               Sincerely,

Terry K. Glenn-President and Director

                                                    [/S/ TERRY K. GLENN]

Leonard I. Shankman-Director
Robert A. Kavesh-Director
Frank Viola-Vice President
Donald C. Burke-Treasurer
Phillip S. Gillespie-Secretary                       Terry K. Glenn
                                                     President
CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 974 Wall Street Station
New York, NY 10286-0974

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM,INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

                                                       INTEREST       RANGE OF           FACE                           VALUE
                SECURITY DESCRIPTION                     RATE        MATURITIES        AMOUNT*          COST*         (NOTE 1A)
                --------------------                   --------      ----------        -------          -----         ---------
Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  6.00%    11/15/23-06/15/32  $ 41,290,477   $   41,012,939   $ 41,337,139

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  6.50     05/15/23-04/15/32    48,799,864       48,799,920     49,901,765

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  7.00     03/15/22-12/15/30    38,850,462       39,071,776     40,431,792

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  7.50     02/15/22-11/15/30    15,080,966       15,159,816     15,931,623

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  8.00     03/15/17-05/15/30     6,057,607        6,094,355      6,454,780

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  8.50     06/15/16-05/15/25     2,598,049        2,622,979      2,781,892

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  9.00     04/15/16-10/15/21     1,540,584        1,543,059      1,656,137

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                  9.50     10/15/09-11/15/20     1,586,770        1,590,214      1,708,836

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 10.00     02/15/16-06/15/18     1,110,629        1,113,315      1,224,962

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 11.50     04/15/13-12/15/15       465,437          459,257        544,261

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 12.00     02/15/13-11/15/15       284,901          286,783        340,694

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 13.00         04/15/13             17,005           17,279         20,397

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 13.50         05/15/11              3,390            3,259          4,092

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 14.50         04/15/13             17,200           17,640         20,888

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 15.00         06/15/13             93,966           96,934        115,104

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 16.00     03/15/12-04/15/12        63,252           64,823         78,369

Government National Mortgage Association, Modified
Pass-Through Mortgage-Backed Securities                 17.00     10/15/11-01/15/12       253,064          262,820        321,834
                                                                                     ------------   --------------   ------------
Total Investments--97%.............................................................  $158,113,623   $  158,217,168** $162,874,565
                                                                                     ============   ==============
Other Assets in Excess of Liabilities--3%.........................................................................      4,435,193
                                                                                                                     ------------
Net Assets--Equivalent to $21.29 net asset value per share on 7,858,320 shares of capital stock                      $167,309,758
outstanding--100%.................................................................................................
                                                                                                                     ============

 * Original face amounts and related costs are reduced by principal payment pass-throughs.
** Aggregate cost for Federal tax purposes.

See Notes to Financial Statements

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
--------------------------------------------------------------------------------

ASSETS:

Investments at Value (Identified Cost $158,217,168).........  $162,874,565

  Cash......................................................     3,813,064

  Interest Receivable.......................................       897,170

  Other.....................................................        11,977
                                                              ------------

    Total Assets............................................  $167,596,776
                                                              ------------

LIABILITIES:

  Payable for Capital Stock Reacquired......................       232,489

  Payable to Administrators.................................        27,469

  Accounts Payable and Accrued Expenses                             27,060
                                                              ------------

    Total Liabilities.......................................  $    287,018
                                                              ------------

NET ASSETS                                                    $167,309,758
                                                              ------------

CAPITAL:

Capital Stock Par Value $.01 per share
    (7,858,320 shares issued, 25,000,000 of shares
    authorized).............................................  $     78,583

Paid-in Capital in excess of par............................   162,573,778

Unrealized Appreciation.....................................     4,657,397
                                                              ------------

NET ASSETS (Equivalent to $21.29 net asset value per
    share)..................................................  $167,309,758
                                                              ============

See Notes to Financial Statements

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF OPERATIONS
FOR THE SIX-MONTHS ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME:

  Interest Income and Net Premium Amortization..............             $5,358,758

EXPENSES:

  Custodian, Transfer and Dividend Disbursing Agent Fees....   201,690

  Administration Fee........................................   166,345

  Professional Fees.........................................   101,921

  Printing and Mailing......................................    80,295

  Other.....................................................    10,350

  Directors' Fees & Expenses................................     5,500
                                                              --------

    Total Expenses..........................................                566,101
                                                                         ----------

    Net Investment Income...................................              4,792,657
                                                                         ----------

EQUALIZATION:

  Net Equalization (Debits) included in the Price of Capital
    Stock Sold and Reaquired                                                (42,715)

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

  Change in Unrealized Appreciation/(Depreciation) of
    Investments.............................................              2,246,136
                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             $6,996,078
                                                                         ==========

See Notes to Financial Statements

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX-MONTHS ENDED     YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2002              2001
                                                              ----------------   --------------
INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:

Net Investment Income.......................................    $  4,792,657      $ 10,394,356

Net Equalization (Debits) included in the Price of Capital
  Stock Sold and Reacquired.................................         (42,715)          (70,133)

Increase/(Decrease) in Unrealized Appreciation of
  Investments...............................................       2,246,136         2,227,592
                                                                ------------      ------------

Net Increase in Net Assets Derived from Operations..........       6,996,078        12,551,815
                                                                ------------      ------------

Dividends to Shareholders...................................      (4,831,092)      (10,574,518)
                                                                ------------      ------------

Capital Share Transactions (Exclusive of Net Equalization
  Debits Allocated to Undistributed Net Investment Income):

Net Proceeds from Sale of Capital Stock.....................       3,545,933        10,748,680

Net Asset Value of Shares Issued to Shareholders in
  Reinvestment of Dividends.................................       4,352,758         7,591,914
                                                                ------------      ------------

                                                                   7,898,691        18,340,594

Cost of Capital Stock Reacquired............................     (11,873,284)      (23,794,924)
                                                                ------------      ------------

Decrease in Net Assets from Capital Stock Transactions......      (3,974,593)       (5,454,330)
                                                                ------------      ------------

Total Decrease in Net Assets................................      (1,809,607)       (3,477,033)

NET ASSETS:

Beginning of Period.........................................     169,119,365       172,596,398
                                                                ------------      ------------

End of Period...............................................    $167,309,758      $169,119,365
                                                                ============      ============

See Notes to Financial Statements.

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX
                                         MONTHS
                                          ENDED                             YEAR ENDED DECEMBER 31
                                        JUNE 30,       ----------------------------------------------------------------
                                          2002           2001          2000          1999          1998          1997
                                        ---------      --------      --------      --------      --------      --------
SELECTED DATA FOR A SHARE OF CAPITAL
  STOCK OUTSTANDING THROUGHOUT EACH
  PERIOD:

Net Asset Value, Beginning of
  Period.............................   $  21.01       $  20.78      $  19.95      $  21.09      $  21.03      $  20.59
                                        --------       --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income................       0.60           1.28          1.32          1.28          1.33          1.40

Net Realized and Unrealized Gain
  (Loss) on Investments..............       0.29           0.26          0.79         (1.15)         0.09          0.43
                                        --------       --------      --------      --------      --------      --------

  Total From Investment Operations...       0.89           1.54          2.11          0.13          1.42          1.83
                                        --------       --------      --------      --------      --------      --------

Dividend Distributions from Net
  Investment Income..................      (0.61)         (1.31)        (1.28)        (1.27)        (1.36)        (1.39)
                                        --------       --------      --------      --------      --------      --------

Net Asset Value, End of Period.......   $  21.29       $  21.01      $  20.78      $  19.95      $  21.09      $  21.03
                                        ========       ========      ========      ========      ========      ========

TOTAL INVESTMENT RETURN..............       4.31%+         7.60%        10.98%         0.57%         7.02%         9.16%
                                        ========       ========      ========      ========      ========      ========

SIGNIFICANT RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period
  (in thousands).....................   $167,310       $169,119      $172,596      $180,890      $200,394      $201,790
                                        ========       ========      ========      ========      ========      ========

Operating Expenses to Average Net
  Assets.............................       0.67%*         0.58%         0.58%         0.60%         0.56%         0.57%
                                        ========       ========      ========      ========      ========      ========

Net Investment Income to Average Net
  Assets.............................       5.71%*         6.07%         6.53%         6.37%         6.29%         6.74%
                                        ========       ========      ========      ========      ========      ========

Portfolio Turnover Rate..............          0%             0%            0%            0%            0%            0%
                                        ========       ========      ========      ========      ========      ========

 * Annualized
+ Aggregate Total Investment Return

See Notes to Financial Statements

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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940 as a diversified open-end management company. The Program's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

The following is a summary of significant accounting policies consistently followed by the Program.

(a)  Investments are valued by the Program's
     pricing agent, FT Interactive Data.
     These values are not necessarily bids
     or actual last sale prices but are
     estimates of the prices at which the
     pricing agent believes the Program
     could sell such investment securities.

(b)  It is the Program's policy to comply
     with the requirements of the Internal
     Revenue Code applicable to regulated
     investment companies and to distribute
     all of its income to its shareholders.
     Therefore, no Federal income tax
     provision is required.

(c)  Security transactions are recorded on
     the date the securities are purchased
     or sold (the trade date). Interest
     income including amortization of
     discount less premium amortization is
     recorded as earned. Dividend
     distributions to shareholders are
     recorded on the ex-dividend date.

(d)  The Program follows the accounting
     practice known as "Equalization" by
     which a portion of the proceeds from
     sales and costs of reacquiring capital
     shares, equivalent on a per share basis
     to the amount of distributable net
     investment income on the date of the
     transaction, is credited or charged to
     undistributed net investment income. As
     a result, undistributed net investment
     income per share is unaffected by sales
     or reacquisitions of capital stock.

(e)  Paydown gains and losses are recorded
     as adjustments to net investment
     income.

2. ADMINISTRATION AGREEMENT

The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc., and Salomon Smith Barney Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program. For these services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

Certain officers and/or directors of the Program are officers of MLIM.

3. INVESTMENTS

During the period ended June 30, 2002 purchases, excluding short-term securities, totaled $15,560,815. There were no sales of securities.

As of June 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $4,657,397. The aggregate cost of investments at June 30, 2002 for Federal income tax purposes was $158,217,168.

--------------------------------------------------------------------------------
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THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

4. CAPITAL SHARES

                                                                SIX MONTHS           YEAR ENDED
                                                                  ENDED             DECEMBER 31,
                                                              --------------   -----------------------
                                                              JUNE 30, 2002       2001         2000
                                                              --------------   ----------   ----------
Shares sold.................................................      168,797         513,532      422,323

Shares issued to shareholders in reinvestment of
  dividends.................................................      207,076         363,604      455,280
                                                                 --------      ----------   ----------

Total.......................................................      375,873         877,136      877,603

Shares reacquired...........................................     (565,061)     (1,136,802)  (1,637,151)
                                                                 --------      ----------   ----------

Net Decrease................................................     (189,188)       (259,666)    (759,548)
                                                                 ========      ==========   ==========

5. DIVIDENDS AND DISTRIBUTIONS

The Program distributes, monthly, substantially all of its net investment income. Net realized capital gains, if any, are distributed annually.

6. CAPITAL LOSS CARRYFORWARD

On December 31, 2001, the Fund had a net capital loss carryforward of approximately $1,058, all of which expires in 2006. This amount will be available to offset like amounts of any future taxable gains.